Income Taxes (Tables)	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of tax effects of temporary differences of deferred tax assets and liabilities

The provision for/(benefit from) income tax differs from the amount computed by applying the statutory federal income tax rate to income before the provision for/(benefit from) income taxes. The sources and tax effects of the differences are as follows:

	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016
Income taxes at Federal statutory rate	(34.00)%	(34.00)%
State income taxes, net of Federal income tax benefit	(2.63)%	(2.60)%
Permanent differences	(6.36)%	0.22%
Other	6.49%	—
Change in Valuation Allowance	36.50%	36.09%
State tax rate change	0.00%	0.29%
Income Tax Provision	0.00%	0.00%

Schedule of deferred tax assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	June 30, 2017	June 30, 2016
Net Operating Loss Carryforwards	$5,352,238	$1,711,488
Share-based compensation	406,498	396,264
Derivative liability	—	315,205
Other	(33,028)	(22,365)
	5,725,708	2,400,592
Valuation Allowance	(5,725,708)	(2,400,592)
Net Deferred Tax Assets	$—	$—